Fair Value of Financial Instruments and Derivative Instruments	9 Months Ended
Sep. 30, 2013
Notes To Unaudited Interim Condensed Consolidated Financial Statements
Fair Value of Financial Instruments and Derivative Instruments

12. Fair Value of Financial Instruments and Derivatives Instruments

Over-the-counter foreign exchange forward contracts and interest rate derivatives are recorded at fair value. The carrying values of the current financial assets and current financial liabilities are reasonable estimates of their fair value due to the short-term nature of these financial instruments. The fair values of the variable interest long-term debt approximate the recorded values, due to their variable interest rates. The fair value of the fixed interest long-term debt is estimated using prevailing market rates as of the period end. The fair values of the long-term debt and long-term investment (the floating rate note) are disclosed in Note 6 and 7, respectively.

Derivative instruments

The Company enters into interest rate swap transactions to manage interest costs and the risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. The Company from time to time may also enter into foreign exchange forward contracts to create economic hedges for its exposure to currency exchange risk on payments relating to acquisition of vessels and on certain loan obligations or for trading purposes. Foreign exchange forward contracts are agreements entered into with a bank to exchange, at a specified future date, currencies of different countries at a specific rate. As of December 31, 2012 and September 30 2013, the Company had no outstanding derivative instruments relating to currency exchange contracts.

The Company's interest rate swaps and foreign exchange forward contracts did not qualify for hedge accounting. The Company marks to market the fair market value of the interest rate swaps and foreign exchange forward contracts at the end of every period and accordingly records the resulting unrealized loss/gain during the period in the consolidated statement of income. Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative gains/losses in the consolidated statements of income are shown below:

Derivatives not designated as hedging instruments
		Asset Derivatives		Liability Derivatives
		Fair Values		Fair Values
Type of Contract	Balance sheet location	December 31,	September 30,	December 31,	September 30,
		2012	2013	2012	2013
Interest Rate	Derivative assets /Non Current assets	$—	654	—	—

Interest Rate	Derivative liabilities / Current liabilities	—	—	$591	$383

Interest Rate	Derivative liabilities / Non-current liabilities	—	—	8,978	4,566

	Total Derivatives	$—	$654	$9,569	$4,949

	Amount of (Loss) Recognized on Derivatives
	Nine Months Ended September 30,
	2012	2013
Interest Rate Contracts	(5,449)	1,082
Net (Loss) Recognized	$(5,449)	$1,082

The gain or loss is recognized in the consolidated statement of income and is presented in Other (Expense)/Income – Loss on Derivatives.

The Company's interest rate derivative instruments are pay-fixed, receive-variable interest rate swaps based on the USD LIBOR swap rate. The fair value of the interest rate swaps is determined using a discounted cash flow approach based on market-based LIBOR swap yield curves. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy. The following table summarizes the valuation of the Company's financial instruments as of December 31, 2012 and as of September 30, 2013.

	Significant Other Observable Inputs
	(Level 2)
	December 31,	September 30,
	2012	2013
Derivative instruments – asset position	$-	$654
Derivative instruments – liability position	9,569	4,949

As of December 31, 2011 and September 30, 2013, no fair value measurements for assets or liabilities under Level 1 or Level 3 were recognized in the Company’s consolidated balance sheet.